Stock Incentive Plans (Stock options outstanding) (Details 2) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Number Outstanding	1,316,106	1,084,106	284,829	284,829
Options Outstanding, Weighted-Average Remaining Contractual Life (Years)	7 years 1 month 28 days	8 years 2 months 23 days
Options Outstanding, Weighted Average Exercise Price	$ 4.66	$ 5.52	$ 39.46	$ 39.46
Options Exercisable, Number Exercisable	293,856	179,106	246,559
Options Exercisable, Weighted Average Exercise Price	$ 17.34	$ 28.06	$ 45.28
Options Outstanding, Weighted-Average Remaining Contractual Life, Exercisable (Years)	4 years 1 month 28 days
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Weighted-Average Remaining Contractual Life, Exercisable (Years)		4 years 5 months 8 days
Stock options | $0.63 - $0.82
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower range of price	$ 0.63
Upper range of price	$ 0.82
Options Outstanding, Number Outstanding	252,000
Options Outstanding, Weighted-Average Remaining Contractual Life (Years)	4 years 6 months
Options Outstanding, Weighted Average Exercise Price	$ 0.65
Options Exercisable, Number Exercisable	126,000
Options Exercisable, Weighted Average Exercise Price	$ 0.65
Stock options | $0.83 - $1.07
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower range of price	0.83
Upper range of price	$ 1.07
Options Outstanding, Number Outstanding	1,019,000
Options Outstanding, Weighted-Average Remaining Contractual Life (Years)	8 years
Options Outstanding, Weighted Average Exercise Price	$ 1.07
Options Exercisable, Number Exercisable	124,000
Options Exercisable, Weighted Average Exercise Price	$ 1.07
Stock options | $1.08 - $2.20
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower range of price	1.08
Upper range of price	$ 2.20
Options Outstanding, Number Outstanding	2,500
Options Outstanding, Weighted-Average Remaining Contractual Life (Years)	6 years 2 months 9 days
Options Outstanding, Weighted Average Exercise Price	$ 2.20
Options Exercisable, Number Exercisable	1,250
Options Exercisable, Weighted Average Exercise Price	$ 2.20
Stock options | $2.21 - $50.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower range of price	2.21
Upper range of price	$ 50.00
Options Outstanding, Number Outstanding	10,500
Options Outstanding, Weighted-Average Remaining Contractual Life (Years)	2 years 11 months 12 days
Options Outstanding, Weighted Average Exercise Price	$ 47.60
Options Exercisable, Number Exercisable	10,500
Options Exercisable, Weighted Average Exercise Price	$ 47.60
Stock options | $50.01 - $100.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower range of price	50.01
Upper range of price	$ 100.00
Options Outstanding, Number Outstanding	10,500
Options Outstanding, Weighted-Average Remaining Contractual Life (Years)	2 years 11 months 12 days
Options Outstanding, Weighted Average Exercise Price	$ 87.60
Options Exercisable, Number Exercisable	10,500
Options Exercisable, Weighted Average Exercise Price	$ 87.60
Stock options | $100.01 - $200.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower range of price	100.01
Upper range of price	$ 200.00
Options Outstanding, Number Outstanding	16,000
Options Outstanding, Weighted-Average Remaining Contractual Life (Years)	2 years 11 months 12 days
Options Outstanding, Weighted Average Exercise Price	$ 141.35
Options Exercisable, Number Exercisable	16,000
Options Exercisable, Weighted Average Exercise Price	$ 141.35
Stock options | $200.01 - $526.40
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower range of price	200.01
Upper range of price	$ 526.40
Options Outstanding, Number Outstanding	5,606
Options Outstanding, Weighted-Average Remaining Contractual Life (Years)	2 years 11 months 1 day
Options Outstanding, Weighted Average Exercise Price	$ 213.63
Options Exercisable, Number Exercisable	5,606
Options Exercisable, Weighted Average Exercise Price	$ 213.63
Stock options | $0.82
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Number Outstanding		20,000
Options Outstanding, Weighted-Average Remaining Contractual Life (Years)		4 years 9 months 18 days
Options Outstanding, Weighted Average Exercise Price		$ 0.82
Options Exercisable, Number Exercisable		10,000
Options Exercisable, Weighted Average Exercise Price		$ 0.82
Stock options | $1.07
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Number Outstanding		1,019,000
Options Outstanding, Weighted-Average Remaining Contractual Life (Years)		8 years 5 months 27 days
Options Outstanding, Weighted Average Exercise Price		$ 1.07
Options Exercisable, Number Exercisable		124,000
Options Exercisable, Weighted Average Exercise Price		$ 1.07
Stock options | $2.00 - $2.20
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower range of price		2.00
Upper range of price		$ 2.20
Options Outstanding, Number Outstanding		2,500
Options Outstanding, Weighted-Average Remaining Contractual Life (Years)		6 years 8 months 12 days
Options Outstanding, Weighted Average Exercise Price		$ 2.20
Options Exercisable, Number Exercisable		2,500
Options Exercisable, Weighted Average Exercise Price		$ 2.20
Stock options | $11.60 - $50.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower range of price		11.60
Upper range of price		$ 50.00
Options Outstanding, Number Outstanding		10,500
Options Outstanding, Weighted-Average Remaining Contractual Life (Years)		3 years 5 months 9 days
Options Outstanding, Weighted Average Exercise Price		$ 47.60
Options Exercisable, Number Exercisable		10,500
Options Exercisable, Weighted Average Exercise Price		$ 47.60
Stock options | $50.00 - $90.80
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower range of price		50.00
Upper range of price		$ 90.80
Options Outstanding, Number Outstanding		10,500
Options Outstanding, Weighted-Average Remaining Contractual Life (Years)		3 years 4 months 24 days
Options Outstanding, Weighted Average Exercise Price		$ 87.60
Options Exercisable, Number Exercisable		10,500
Options Exercisable, Weighted Average Exercise Price		$ 87.60
Stock options | $127.60 - $207.60
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower range of price		127.60
Upper range of price		$ 207.60
Options Outstanding, Number Outstanding		21,500
Options Outstanding, Weighted-Average Remaining Contractual Life (Years)		3 years 4 months 24 days
Options Outstanding, Weighted Average Exercise Price		$ 158.30
Options Exercisable, Number Exercisable		21,500
Options Exercisable, Weighted Average Exercise Price		$ 158.30
Stock options | $420.00 - $588.80
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower range of price		420.00
Upper range of price		$ 588.80
Options Outstanding, Number Outstanding		106
Options Outstanding, Weighted-Average Remaining Contractual Life (Years)		2 years 1 month 6 days
Options Outstanding, Weighted Average Exercise Price		$ 526.40
Options Exercisable, Number Exercisable		106
Options Exercisable, Weighted Average Exercise Price		$ 526.40